Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.50%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the seven-month period from December 1, 2025, through June 30, 2026, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Over the period, both stock selection and sector selection contributed to relative returns. Stock selection within technology and industrials contributed the most, while stock selection within financials and materials detracted the most. At the sector level, an overweight to materials and an underweight to consumer staples contributed the most, while an overweight to communication services and an underweight to energy were the biggest detractors. Over the past seven months, market leadership remained narrow, with strong performance concentrated in AI-related hardware names, while sectors including consumer-related and communication services detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI China All Shares Index
07/18	$9,579	$10,000
06/19	$9,473	$9,689
06/20	$10,326	$10,942
06/21	$13,063	$14,467
06/22	$9,709	$10,781
06/23	$7,618	$8,835
06/24	$7,676	$8,447
06/25	$9,573	$10,743
06/26	$11,098	$11,767

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 07/25/18
Class A (without sales charges)	15.93%	-3.21%	1.87%
Class A (with sales charges)	10.98%	-4.05%	1.32%
MSCI China All Shares Index	9.54%	-4.05%	2.07%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.A.002542108.html#performance for the most recent performance information.

AssetsNet	$ 47,801,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 99,700	[2]
InvestmentCompanyPortfolioTurnover	67.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$47,801,570
# of Portfolio Holdings	61
Portfolio Turnover Rate	67%Footnote Reference+
Total Advisory Fees Paid (Net)	$99,700Footnote Reference+
Footnote	Description
Footnote+	Based on the period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.9%
Financials	18.9%
Consumer Discretionary	13.3%
Industrials	11.5%
Communication Services	9.8%
Health Care	9.6%
Materials	6.3%
Consumer Staples	0.9%
Real Estate	0.9%
Energy	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	93.8%
Hong Kong	5.1%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,644,808	7.6%
Alibaba Group Holding Ltd. - Class H	$2,029,165	4.3%
WuXi AppTec Co., Ltd. - Class A	$1,771,581	3.7%
Kingboard Laminates Holdings Ltd. - Class H	$1,683,731	3.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,678,621	3.5%
China CITIC Bank Corp., Ltd. - Class H	$1,662,148	3.5%
China Merchants Bank Co., Ltd. - Class H	$1,428,552	3.0%
Zhongji Innolight Co., Ltd. - Class A	$1,407,937	2.9%
Weichai Power Co., Ltd. - Class A	$1,368,196	2.9%
Shengyi Technology Co., Ltd. - Class A	$1,356,131	2.8%
Total	$18,030,870	37.7%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.
C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.25%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the seven-month period from December 1, 2025, through June 30, 2026, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Over the period, both stock selection and sector selection contributed to relative returns. Stock selection within technology and industrials contributed the most, while stock selection within financials and materials detracted the most. At the sector level, an overweight to materials and an underweight to consumer staples contributed the most, while an overweight to communication services and an underweight to energy were the biggest detractors. Over the past seven months, market leadership remained narrow, with strong performance concentrated in AI-related hardware names, while sectors including consumer-related and communication services detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI China All Shares Index
07/18	$10,000	$10,000
06/19	$9,910	$9,689
06/20	$10,834	$10,942
06/21	$13,736	$14,467
06/22	$10,240	$10,781
06/23	$8,044	$8,835
06/24	$8,136	$8,447
06/25	$10,172	$10,743
06/26	$11,812	$11,767

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 07/25/18
Advisor Class	16.12%	-2.97%	2.12%
MSCI China All Shares Index	9.54%	-4.05%	2.07%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.Advisor.002542207.html#performance for the most recent performance information.

AssetsNet	$ 47,801,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 99,700	[4]
InvestmentCompanyPortfolioTurnover	67.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$47,801,570
# of Portfolio Holdings	61
Portfolio Turnover Rate	67%Footnote Reference+
Total Advisory Fees Paid (Net)	$99,700Footnote Reference+
Footnote	Description
Footnote+	Based on the period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.9%
Financials	18.9%
Consumer Discretionary	13.3%
Industrials	11.5%
Communication Services	9.8%
Health Care	9.6%
Materials	6.3%
Consumer Staples	0.9%
Real Estate	0.9%
Energy	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	93.8%
Hong Kong	5.1%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,644,808	7.6%
Alibaba Group Holding Ltd. - Class H	$2,029,165	4.3%
WuXi AppTec Co., Ltd. - Class A	$1,771,581	3.7%
Kingboard Laminates Holdings Ltd. - Class H	$1,683,731	3.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,678,621	3.5%
China CITIC Bank Corp., Ltd. - Class H	$1,662,148	3.5%
China Merchants Bank Co., Ltd. - Class H	$1,428,552	3.0%
Zhongji Innolight Co., Ltd. - Class A	$1,407,937	2.9%
Weichai Power Co., Ltd. - Class A	$1,368,196	2.9%
Shengyi Technology Co., Ltd. - Class A	$1,356,131	2.8%
Total	$18,030,870	37.7%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.
C000103967
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class A
Trading Symbol	ABAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABAEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.24%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI EM Index (net)
06/16	$9,574	$10,000
06/17	$10,801	$12,375
06/18	$10,716	$13,389
06/19	$11,140	$13,551
06/20	$10,897	$13,092
06/21	$14,381	$18,447
06/22	$10,534	$13,783
06/23	$11,030	$14,024
06/24	$13,324	$15,784
06/25	$15,101	$18,196
06/26	$20,586	$26,113

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	36.32%	7.44%	7.96%
Class A (with sales charges)	30.47%	6.50%	7.49%
MSCI EM Index (net)	43.51%	7.20%	10.07%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.A.01877E552.html#performance for the most recent performance information.

AssetsNet	$ 179,776,492
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 201,153	[6]
InvestmentCompanyPortfolioTurnover	34.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.
C000103969
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Advisor Class
Trading Symbol	ABYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.99%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,306	$12,375
06/18	$11,243	$13,389
06/19	$11,719	$13,551
06/20	$11,494	$13,092
06/21	$15,198	$18,447
06/22	$11,170	$13,783
06/23	$11,723	$14,024
06/24	$14,191	$15,784
06/25	$16,119	$18,196
06/26	$22,032	$26,113

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Advisor Class	36.68%	7.71%	8.22%
MSCI EM Index (net)	43.51%	7.20%	10.07%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.Advisor.01877E545.html#performance for the most recent performance information.

AssetsNet	$ 179,776,492
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 201,153	[8]
InvestmentCompanyPortfolioTurnover	34.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.
C000103968
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class C
Trading Symbol	ABCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.99%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,190	$12,375
06/18	$11,024	$13,389
06/19	$11,369	$13,551
06/20	$11,042	$13,092
06/21	$14,454	$18,447
06/22	$10,524	$13,783
06/23	$10,921	$14,024
06/24	$13,101	$15,784
06/25	$14,723	$18,196
06/26	$19,930	$26,113

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	35.37%	6.64%	7.14%
Class C (with sales charges)	34.37%	6.64%	7.14%
MSCI EM Index (net)	43.51%	7.20%	10.07%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.C.01877E537.html#performance for the most recent performance information.

AssetsNet	$ 179,776,492
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 201,153	[10]
InvestmentCompanyPortfolioTurnover	34.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.
C000103972
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class I
Trading Symbol	ABIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIEX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.99%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,300	$12,375
06/18	$11,240	$13,389
06/19	$11,713	$13,551
06/20	$11,496	$13,092
06/21	$15,191	$18,447
06/22	$11,156	$13,783
06/23	$11,716	$14,024
06/24	$14,190	$15,784
06/25	$16,120	$18,196
06/26	$22,017	$26,113

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class I	36.58%	7.70%	8.21%
MSCI EM Index (net)	43.51%	7.20%	10.07%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.I.01877E529.html#performance for the most recent performance information.

AssetsNet	$ 179,776,492
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 201,153	[12]
InvestmentCompanyPortfolioTurnover	34.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Material Fund Change [Text Block]	Material Fund Changes At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.
C000147183
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class A
Trading Symbol	GCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI ACWI (net)
06/16	$9,576	$10,000
06/17	$11,664	$11,878
06/18	$12,915	$13,153
06/19	$14,200	$13,908
06/20	$14,132	$14,202
06/21	$19,531	$19,778
06/22	$15,675	$16,663
06/23	$17,993	$19,417
06/24	$20,375	$23,179
06/25	$23,457	$26,927
06/26	$24,966	$33,301

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	6.43%	5.03%	10.06%
Class A (with sales charges)	1.90%	4.13%	9.58%
MSCI ACWI (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.A.01878T269.html#performance for the most recent performance information.

AssetsNet	$ 1,416,997,856
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,178,092
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

C000147182
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI ACWI (net)
06/16	$10,000	$10,000
06/17	$12,209	$11,878
06/18	$13,554	$13,153
06/19	$14,938	$13,908
06/20	$14,900	$14,202
06/21	$20,644	$19,778
06/22	$16,610	$16,663
06/23	$19,122	$19,417
06/24	$21,705	$23,179
06/25	$25,042	$26,927
06/26	$26,740	$33,301

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Advisor Class	6.78%	5.31%	10.34%
MSCI ACWI (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.Advisor.01878T244.html#performance for the most recent performance information.

AssetsNet	$ 1,416,997,856
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,178,092
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

C000147177
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class C
Trading Symbol	GCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI ACWI (net)
06/16	$10,000	$10,000
06/17	$12,080	$11,878
06/18	$13,272	$13,153
06/19	$14,483	$13,908
06/20	$14,313	$14,202
06/21	$19,625	$19,778
06/22	$15,643	$16,663
06/23	$17,823	$19,417
06/24	$20,020	$23,179
06/25	$22,879	$26,927
06/26	$24,165	$33,301

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	5.62%	4.25%	9.22%
Class C (with sales charges)	4.65%	4.25%	9.22%
MSCI ACWI (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.C.01878T251.html#performance for the most recent performance information.

AssetsNet	$ 1,416,997,856
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 18,178,092
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

C000107480
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class A
Trading Symbol	AUUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.33%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,577	$10,000
06/17	$11,154	$11,790
06/18	$12,831	$13,484
06/19	$13,995	$14,889
06/20	$14,580	$16,006
06/21	$20,749	$22,536
06/22	$19,084	$20,144
06/23	$22,018	$24,091
06/24	$27,438	$30,006
06/25	$32,034	$34,556
06/26	$38,310	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	19.59%	13.05%	14.87%
Class A (with sales charges)	14.51%	12.07%	14.38%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.A.01877E313.html#performance for the most recent performance information.

AssetsNet	$ 339,586,489
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,957,734
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Material Fund Change [Text Block]
C000107477
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Advisor Class
Trading Symbol	AUUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,682	$11,790
06/18	$13,473	$13,484
06/19	$14,731	$14,889
06/20	$15,385	$16,006
06/21	$21,943	$22,536
06/22	$20,228	$20,144
06/23	$23,399	$24,091
06/24	$29,234	$30,006
06/25	$34,204	$34,556
06/26	$41,007	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Advisor Class	19.89%	13.32%	15.16%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.Advisor.01877E297.html#performance for the most recent performance information.

AssetsNet	$ 339,586,489
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,957,734
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Material Fund Change [Text Block]
C000107481
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class C
Trading Symbol	AUUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.09%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,559	$11,790
06/18	$13,200	$13,484
06/19	$14,291	$14,889
06/20	$14,771	$16,006
06/21	$20,864	$22,536
06/22	$19,051	$20,144
06/23	$21,810	$24,091
06/24	$26,962	$30,006
06/25	$31,244	$34,556
06/26	$37,093	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	18.72%	12.20%	14.01%
Class C (with sales charges)	17.72%	12.20%	14.01%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.C.01877E289.html#performance for the most recent performance information.

AssetsNet	$ 339,586,489
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,957,734
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Material Fund Change [Text Block]
C000107482
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class I
Trading Symbol	AUUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.06%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,676	$11,790
06/18	$13,468	$13,484
06/19	$14,731	$14,889
06/20	$15,387	$16,006
06/21	$21,944	$22,536
06/22	$20,228	$20,144
06/23	$23,407	$24,091
06/24	$29,244	$30,006
06/25	$34,219	$34,556
06/26	$41,045	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class I	19.95%	13.34%	15.17%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.I.01877E271.html#performance for the most recent performance information.

AssetsNet	$ 339,586,489
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,957,734
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Material Fund Change [Text Block]

[1]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[2]	Based on the period from December 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[4]	Based on the period from December 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.
[6]	Based on the period from April 1, 2026 to June 30, 2026.
[7]	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.
[8]	Based on the period from April 1, 2026 to June 30, 2026.
[9]	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.
[10]	Based on the period from April 1, 2026 to June 30, 2026.
[11]	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.
[12]	Based on the period from April 1, 2026 to June 30, 2026.